Income Tax Expense (Tables)	6 Months Ended
Jun. 30, 2025
Income Tax Expense
Schedule of income tax expense

	For the three months ended		For the six months ended
	June 30,		June 30,
	2025	2024	2025	2024
Current income tax expense	$31.4	$44.4	$82.1	$66.5
Deferred income tax expense	37.2	50.9	46.3	56.3
Income tax expense	$68.6	$95.3	$128.4	$122.8